REGULATORY FRAMEWORK - Spectrum (Details)			12 Months Ended
	May 12, 2017 item	Apr. 07, 2016 claim	Dec. 31, 2019 item
Regulatory framework
Usage period of the auctioned frequency bands			15 years
Number of licensees for subscription television services			2
Minimum
Regulatory framework
Number of Inhabitants			500
Maximum
Regulatory framework
Number of Inhabitants			10,000
3687-E/2017 | Minimum
Regulatory framework
Frequency band awarded, one (in MHz)	2,500
3687-E/2017 | Maximum
Regulatory framework
Frequency band awarded, one (in MHz)	2,690
Adesol
Regulatory framework
Term of the license agreement			15 years
Number of unconstitutionality claims | claim		28